STOCKHOLDERS' EQUITY (Details 4) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Warrants (in Shares)	7,611,904	75,163
Granted Number of Warrants (in Shares)	1,365,000	7,602,945
Exercised, Number of Warrants (in Shares)	(794,400)	(64,466)
Forfeited or Expired, Number of Warrants (in Shares)	(7)	(7,738)
Warrants Outstanding, Number of Warrants (in Shares)	8,182,497	7,611,904
Exercisable, Number of Warrants (in Shares)	8,032,497	7,441,071
Warrants Outstanding, Weighted Average Exercise Price	$ 5.98	$ 505.2
Granted, Weighted Average Exercise Price	2.02	2.92
Exercised, Weighted Average Exercise Price	2.00	96.04
Forfeited or Expired, Weighted Average Exercise Price	42,000.00	1,959.00
Warrants Outstanding, Weighted Average Exercise Price	5.67	5.98
Exercisable, Weighted Average Exercise Price	$ 5.73	$ 6.04